Income Taxes - Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Profit before tax	$ 8,530	$ 11,076	$ 4,334
Deduct share of result of associates and joint ventures	153	430	16
Profit before tax and before share of result of associates and joint ventures	8,377	10,646	4,318
Adjustments on taxable basis
Foreign source income			(809)
Government incentives	(742)	(982)	(769)
Non-deductible marked to market on derivatives	3,496	579	3,508
Taxable intercompany dividends			619
Other expenses not deductible for tax purposes	1,796	1,795	843
Other non-taxable income	(158)	(178)	(415)
Gross adjustments on taxable basis	$ 12,769	$ 11,860	$ 7,296
Aggregated weighted nominal tax rate	26.80%	28.50%	32.70%
Tax at aggregated weighted nominal tax rate	$ (3,426)	$ (3,378)	$ (2,387)
Adjustments on tax expense
Utilization of tax losses not previously recognized	120	23	76
Recognition of deferred taxes assets on previous years' tax losses	46	16	229
Write-down of deferred tax assets on tax losses and current year losses for which no deferred tax asset is recognized	(125)	(143)	(975)
(Underprovided)/overprovided in prior years	65	1	63
Deductions from interest on equity	471	553	644
Deductions from goodwill	17	57	63
Other tax deductions	436	723	869
US Tax reform (change in tax rate and other)	116	1,760
Change in tax rate (other)	144	(59)	(1)
Withholding taxes	(403)	(386)	(286)
Brazilian Federal Tax Regularization Program		(870)
Other tax adjustments	(300)	(217)	93
Income tax expense	$ (2,839)	$ (1,920)	$ (1,613)
Effective tax rate	33.90%	18.00%	37.40%